Deferred Tax Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred Tax Liabilities
22.	DEFERRED TAX LIABILITIES
The movements in deferred tax liabilities during the years are as follows:

Unreali z ed gain on investments HK$
At January 1, 2020	242,913,577
Deferred tax charged to profit or loss during the year (Note 9)	(242,913,577)

At December 31, 2020 and January 1, 2021 and December 31, 2021	—

During the year ended December 31, 2020, the Group had
re-evaluated
the temporary difference arising from unreali
z
ed gain on investment and considered it is probable that the investments are capital in nature and therefore not subjected to income tax under the relevant tax regulations based on the Group’s intention to hold the investments for long term capital appreciation. Accordingly, HK$242,913,577 of deferred tax liabilities were reversed and recogni
z
ed as deferred tax credit.
As of December 31, 2020 and 2021, the Group had estimated tax losses arising in Hong Kong of HK$550,615 and HK$348,724 subject to the agreement by the Hong Kong Inland Revenue Department, that are available indefinitely for offsetting against future taxable profits of the companies in which the losses arose. Deferred tax assets have not been recogni
z
ed in respect of the unutili
z
ed tax losses arising in Hong Kong as it is not considered probable that taxable profits would be available against which the tax losses can be utili
z
ed.